UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.3% (4.7% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 855	5.250%, 6/01/32	6/17 at 100.00	B	$ 715,635
700	5.625%, 6/01/47	6/17 at 100.00	B	522,123
73,500	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	4,201,995
	0.000%, 5/15/50
	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,
	Series 2002:
2,915	5.375%, 5/15/33	11/13 at 100.00	BBB+	2,688,067
325	5.500%, 5/15/39	11/13 at 100.00	BBB	286,754
11,425	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	7,314,628
	Series 2007B1, 5.000%, 6/01/47
2,145	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,426,768
	Series 2007B2, 5.200%, 6/01/46
91,865	Total Consumer Staples			17,155,970
	Education and Civic Organizations – 9.0% (5.8% of Total Investments)
1,615	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	No Opt. Call	A1	1,399,204
	Episcopal High School, Series 2012, 3.750%, 1/01/30
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	585,464
	2006, 5.000%, 9/01/26
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	1,031,670
	VMI Development Board Project, Series 2006C, 5.000%, 12/01/36
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	1,616,830
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
1,890	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/13 at 100.00	BBB–	1,760,195
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
995	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	1,040,889
	5.000%, 6/01/37
6,000	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2008,	6/18 at 100.00	AAA	6,196,380
	5.000%, 6/01/40
390	University of Puerto Rico, University System Revenue Bonds, Series 2006P, 5.000%, 6/01/14	No Opt. Call	BBB–	390,776
3,600	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/18 at 100.00	Aa1	3,803,868
	Education Financing Program, Series 2009A, 5.000%, 9/01/28
750	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	750,098
	Education Financing Program, Series 2010B, 5.000%, 9/01/13
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/14 at 100.00	N/R	500,885
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 –
	AMBAC Insured	5/14 at 101.00	Aa2	1,701,103
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	516,270
	College, Series 2011, 5.750%, 4/01/41
21,085	Total Education and Civic Organizations			21,293,632
	Health Care – 27.8% (17.8% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A1	4,979,200
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax
	Regional Hospital Incorporated, Series 2007:
1,545	5.000%, 9/01/27	9/17 at 100.00	A	1,556,788
250	5.000%, 9/01/37	9/17 at 100.00	A	240,373
2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA–	2,076,103
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
3,340	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	3,817,286
	Health System, Series 2009, Trust 11733, 14.916%, 11/15/29 (IF)
1,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/22 at 100.00	AA+	982,560
	Health System, Series 2012A, 5.000%, 5/15/40
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	5,543,951
	Inova Health System, Series 1993A, 5.000%, 8/15/23
	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2007:
1,080	5.250%, 6/15/18	No Opt. Call	Baa1	1,179,889
2,500	5.250%, 6/15/23	No Opt. Call	Baa1	2,555,775
2,480	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	12/13 at 100.00	Baa1	2,443,420
	System, Series 2002B, 5.125%, 6/15/33
680	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	A	749,047
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
9,265	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AA	9,394,339
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	A	1,692,420
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
3,155	Prince William County Industrial Development Authority, Virginia, Health Care Facilities	11/22 at 100.00	AA–	2,986,523
	Revenue Refunding Bonds, Novant Health Obligated Group-Prince William Hospital,
	Series 2013B, 5.000%, 11/01/46
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/25	6/16 at 100.00	Baa1	2,028,100
2,000	5.250%, 6/15/26	6/16 at 100.00	Baa1	2,019,300
2,025	5.250%, 6/15/31	6/16 at 100.00	Baa1	1,973,444
7,395	5.250%, 6/15/37	6/16 at 100.00	Baa1	6,986,796
2,550	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	2,505,197
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
4,425	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	4,224,680
	Series 2007A, 5.250%, 9/01/37
1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	1,688,720
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
2,855	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	2,884,863
	Medical Center, Series 2007, 5.125%, 1/01/31
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A	1,022,723
	Inc., Series 2010A, 5.625%, 4/15/39
64,780	Total Health Care			65,531,497
	Housing/Multifamily – 1.4% (0.9% of Total Investments)
955	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	12/13 at 100.00	AA+	958,362
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31
	(Mandatory put 11/01/19) (Alternative Minimum Tax)
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	400,608
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	514,217
1,435	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	4/20 at 100.00	AA+	1,430,064
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
3,320	Total Housing/Multifamily			3,303,251
	Housing/Single Family – 8.2% (5.3% of Total Investments)
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	2,558,218
	10/01/32 (Alternative Minimum Tax)
2,035	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006D-1, 4.900%,	7/15 at 100.00	AAA	2,034,858
	1/01/33 (Alternative Minimum Tax)
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	2,742,932
	7/01/29 (Alternative Minimum Tax)
7,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	7,773,908
	7/01/32 (Alternative Minimum Tax)
	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2012C-5:
2,500	4.550%, 7/01/31	10/22 at 100.00	AAA	2,351,200
2,000	4.800%, 7/01/38	10/22 at 100.00	AAA	1,891,680
19,775	Total Housing/Single Family			19,352,796
	Long-Term Care – 9.1% (5.8% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	1,849,020
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007,
	5.000%, 1/01/31
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	633,250
	Village, Series 2005, 5.625%, 12/01/39
5,585	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	5,390,028
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,
	Greenspring Village, Series 2006A:
1,000	4.750%, 10/01/26	10/16 at 100.00	A	1,004,370
800	4.875%, 10/01/36	10/16 at 100.00	A	759,584
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/17 at 100.00	BBB	99,496
4,740	5.000%, 10/01/35	10/13 at 100.00	BBB	4,459,060
3,590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	2,726,749
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
1,000	Roanoke Economic Development Authority, Virginia, Residential Care Facility Mortgage Revenue	12/22 at 100.00	N/R	883,460
	Refunding Bonds, Virginia Lutheran Homes Brandon Oaks Project, Series 2012, 4.625%, 12/01/27
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	1,224,720
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
1,000	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	916,370
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
1,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	987,640
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
500	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	BBB+	498,300
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
23,815	Total Long-Term Care			21,432,047
	Tax Obligation/General – 11.0% (7.1% of Total Investments)
1,440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010,	7/20 at 100.00	Aa2	1,600,013
	5.000%, 7/15/25
1,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2009A,	No Opt. Call	AAA	1,032,110
	4.000%, 7/01/14
1,070	Norfolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 3/01/15 – NPFG Insured	No Opt. Call	AA+	1,144,386
6,050	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	6,146,740
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,373,530
380	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand	12/13 at 100.00	A	383,067
	Obligations, Series 1985, 4.750%, 12/01/15 – NPFG Insured
610	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/15 –	No Opt. Call	A	627,763
	NPFG Insured
850	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A	796,467
	NPFG Insured
560	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/15 – AGM Insured	7/14 at 100.00	AA–	567,650
1,535	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	1,689,943
	Virginia Beach, Virginia, General Obligation Bonds, Series 2008:
4,500	5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	4,792,365
4,500	5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	4,850,235
1,000	Virginia State, General Obligation Bonds, Series 2004B, 5.000%, 6/01/14	No Opt. Call	AAA	1,036,430
24,775	Total Tax Obligation/General			26,040,699
	Tax Obligation/Limited – 35.6% (22.8% of Total Investments)
154	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/14 at 100.00	N/R	154,662
	6.750%, 3/01/22
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
630	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	528,539
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	399,745
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	AA–	1,418,055
	Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured
1,135	Cumberland County, Virginia, Certificates of Participation, Series 1997, 6.375%, 7/15/17	No Opt. Call	N/R	1,230,385
600	Dulles Town Center Community Development Authority, Loudon County, Virginia Special Assessment	No Opt. Call	N/R	527,376
	Refunding Bonds, Dulles Town Center Project, Series 2012, 4.250%, 3/01/26
2,300	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	2,489,520
	Uses Community Project, Series 2006, 5.000%, 5/15/18
4,000	Fairfax County Economic Development Authority, Virginia, Transportation District Improvement	No Opt. Call	AA	4,211,720
	Revenue Bonds, Silver Line Phase 1 Project, Series 2011, 5.000%, 4/01/27
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,024,763
500	5.250%, 1/01/36	1/22 at 100.00	A	501,635
5,600	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A+	5,749,744
	5.000%, 6/15/30 – NPFG Insured
1,270	James City County Economic Development Authority, Virginia, Lease Revenue Bonds, County	7/15 at 100.00	AA+	1,370,063
	Government Projects, Series 2005, 5.000%, 7/15/19
890	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revenue	2/18 at 100.00	AA–	910,666
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
2,895	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	1/14 at 100.00	AA–	2,317,100
	7/01/32 – AGM Insured
680	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G,	1/14 at 100.00	BBB	480,821
	5.000%, 7/01/33
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
645	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa3	511,350
1,465	5.250%, 7/01/30 – AMBAC Insured	No Opt. Call	BBB	1,106,749
5,565	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	BBB	4,149,153
955	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	1/14 at 100.00	BBB–	714,025
	Series 1998, 5.000%, 7/01/28
	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,
	Series 2003:
1,000	5.250%, 7/01/15 – FGIC Insured	1/14 at 100.00	BBB–	1,000,520
1,500	5.250%, 7/01/17 – FGIC Insured	1/14 at 100.00	BBB–	1,481,505
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
5,085	0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	BBB+	1,422,071
5,000	0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	421,750
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
2,000	5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+	1,622,480
5,875	0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	BBB+	1,785,765
2,900	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/18 at 100.00	A	2,469,118
	2007M, 6.000%, 7/01/27 – NPFG Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
665	5.250%, 7/01/27	1/14 at 100.00	BBB–	518,926
320	5.250%, 7/01/36	1/14 at 100.00	BBB–	227,789
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,190	5.750%, 8/01/37	8/19 at 100.00	A+	1,023,317
3,400	6.000%, 8/01/42	8/19 at 100.00	A+	3,030,250
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2010A:
2,200	5.500%, 8/01/37	2/20 at 100.00	A+	1,828,200
3,705	5.500%, 8/01/42	2/20 at 100.00	A+	3,019,390
3,195	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	2,860,420
	2010C, 6.000%, 8/01/39
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	1,311,600
	8/01/41 – NPFG Insured
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	4,954
	5.500%, 7/01/18 – NPFG Insured
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB:
1,080	5.250%, 7/01/17 – AMBAC Insured	No Opt. Call	BBB+	1,066,684
1,290	5.250%, 7/01/22 – AGM Insured	No Opt. Call	AA–	1,197,520
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
760	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	A	619,940
1,000	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	860,860
2,490	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa1	2,566,891
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
395	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	N/R	363,305
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
5,000	Stafford County Economic Development Authority, Virginia, Lease Revenue Bonds, Public Facility	4/18 at 100.00	AA	5,032,350
	Projects, Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
1,550	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.000%,	10/14 at 100.00	BBB+	1,463,696
	10/01/31 – ACA Insured
3,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	2,900,100
	Series 2010A, 5.000%, 10/01/29
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB	1,027,530
	5.000%, 10/01/25
1,950	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,939,431
	Lien Series 2010B, 5.250%, 10/01/29
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	2,042,389
	College Program, Series 2009, Trust 09-3B, 13.060%, 2/01/27 (IF) (4)
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	1,995,786
	College Program, Series 2009, Trust 09-4B, 13.120%, 2/01/28 (IF) (4)
500	Virginia Commonwealth Transportation Board, Federal Transportation Grant Anticipation Revenue	No Opt. Call	Aa1	525,190
	Notes, Series 2012A, 5.000%, 9/15/14
825	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2007A,	No Opt. Call	AA+	861,721
	5.000%, 8/01/14
475	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2008B,	No Opt. Call	AA+	496,142
	5.000%, 8/01/14
1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2007B,	No Opt. Call	AA+	1,044,230
	5.000%, 8/01/14
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Pre-refunded-Pooled Loan Bond	11/13 at 100.00	AA	95,367
	Program, Series 2002A, 5.000%, 5/01/19
	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor
	Development Program, Series 2004B:
2,000	5.000%, 5/15/15	5/14 at 100.00	AA+	2,068,760
750	5.000%, 5/15/17	5/14 at 100.00	AA+	775,358
1,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	No Opt. Call	AA+	1,103,930
	Development Program, Series 2006C, 5.000%, 5/15/23
109,694	Total Tax Obligation/Limited			83,871,306
	Transportation – 20.0% (12.8% of Total Investments)
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	A	1,072,890
	Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured
4,125	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital	7/28 at 100.00	BBB	1,670,254
	Appreciation Series 2012B, 0.000%, 7/15/40
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital
	Appreciation Series 2009B-2:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA–	2,013,440
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	3,386,207
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA–	282,456
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA–	999,645
6,700	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	5,066,674
	Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
750	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue	10/20 at 100.00	AA–	774,923
	Bonds, Refunding Series 2010B, 5.000%, 10/01/26 (Alternative Minimum Tax)
1,200	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue	10/18 at 100.00	AA–	1,254,744
	Bonds, Series 2009C, 5.000%, 10/01/28
	Metropolitan Washington D.C. Airports Authority, District of Columbia, Airport System Revenue
	Bonds, Series 2010A:
3,000	5.000%, 10/01/30	10/20 at 100.00	AA–	3,128,310
420	5.000%, 10/01/35	10/20 at 100.00	AA–	427,249
2,500	Metropolitan Washington D.C. Airports Authority, District of Columbia, System Revenue Bonds,	10/17 at 100.00	AA–	2,450,750
	Series 2007B, 5.000%, 10/01/35 AMBAC Insured (Alternative Minimum Tax)
3,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	A	3,034,110
3,000	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	A	3,329,280
	2002, 5.250%, 7/15/22 – FGIC Insured
1,000	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012A, 5.125%, 7/01/49	No Opt. Call	BBB–	807,420
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
1,000	0.000%, 7/01/28	No Opt. Call	BBB–	410,640
2,000	0.000%, 7/01/30	No Opt. Call	BBB–	695,740
3,195	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	3,226,982
3,415	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	1/14 at 100.00	Aa3	3,206,890
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	446,840
5,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,741,450
5,500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	4,772,405
69,275	Total Transportation			47,199,299
	U.S. Guaranteed – 18.4% (11.8% of Total Investments) (5)
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA- (5)	1,998,710
	11/01/24 – AGM Insured (ETM)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM	No Opt. Call	AA- (5)	1,155,020
	Insured (ETM)
1,000	Capital Region Airport Commission, Virginia, Airport Revenue Bonds, Refunding Series 2005A,	7/15 at 100.00	AA- (5)	1,082,810
	5.000%, 7/01/18 (Pre-refunded 7/01/15) – AGM Insured
	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding
	Series 2004B:
1,000	5.125%, 2/15/16 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (5)	1,021,240
750	5.000%, 2/15/24 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (5)	765,503
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AA- (5)	1,706,596
	Series 2004B, 5.000%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AAA	1,061,020
	2004, 5.000%, 1/01/26 (Pre-refunded 1/01/15)
1,700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,929,755
	(Pre-refunded 12/01/16)
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	540,435
	6/01/18 (Pre-refunded 6/01/15)
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21	6/14 at 100.00	AA+ (5)	1,227,435
	(Pre-refunded 6/01/14)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	Aa1 (5)	1,008,030
	(Pre-refunded 11/01/13)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/17	7/14 at 101.00	Aa1 (5)	1,051,300
	(Pre-refunded 7/15/14)
2,145	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1 (5)	2,234,296
	(Pre-refunded 5/01/14)
2,500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	N/R (5)	2,536,350
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
	(Pre-refunded 10/01/13)
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aa1 (5)	626,690
	2005, 5.000%, 6/01/20 (Pre-refunded 6/01/15) – AMBAC Insured
1,015	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	Aaa	1,027,444
	5.000%, 12/01/18 (Pre-refunded 12/01/13)
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A (5)	172,257
	5.500%, 7/01/18 – NPFG Insured (ETM)
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA- (5)	844,708
	5.250%, 7/01/22 – AGM Insured (ETM)
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 (Pre-refunded	7/14 at 100.00	AA+ (5)	1,541,168
	7/15/14) – AGM Insured
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 (Pre-refunded	7/15 at 100.00	AA+ (5)	673,456
	7/15/15) – AGM Insured
710	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa1 (5)	794,632
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 (Pre-refunded 8/01/16) – NPFG Insured
105	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	Baa1 (5)	118,767
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 (Pre-refunded 2/01/17) – SYNCORA GTY Insured
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded	2/14 at 101.00	Aa2 (5)	1,035,540
	2/01/14) – AMBAC Insured
2,135	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	N/R (5)	2,299,822
	5.000%, 6/01/37 (Pre-refunded 6/01/15)
	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,
	Series 2005:
5,065	5.500%, 6/01/26 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	5,384,703
1,860	5.625%, 6/01/37 (Pre-refunded 6/01/15)	6/15 at 100.00	Aaa	2,027,623
2,295	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (5)	2,472,151
	5/01/22 (Pre-refunded 5/01/15)
2,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	2,313,129
	(Pre-refunded 1/15/16)
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+ (5)	2,759,253
	5.000%, 8/01/17 (Pre-refunded 8/01/15)
40,550	Total U.S. Guaranteed			43,409,843
	Utilities – 0.7% (0.5% of Total Investments)
395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	371,920
655	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007UU, 5.000%, 7/01/19 –	No Opt. Call	A	618,955
	NPFG Insured
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	BB+	712,071
	2007A, 5.000%, 7/01/24
1,780	Total Utilities			1,702,946
	Water and Sewer – 7.3% (4.7% of Total Investments)
1,000	Fairfax County, Virginia, Sewerage Revenue Bonds, Series 2004, 5.000%, 7/15/27	No Opt. Call	AAA	1,028,810
4,000	Hampton Roads Sanitation District, Virginia, Wastewater Revenue Bonds, Series 2012A,	No Opt. Call	AAA	4,123,560
	5.000%, 1/01/39
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,265	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA–	1,433,890
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA–	3,472,770
3,300	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	3,475,923
1,000	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Goochland County –	11/22 at 63.13	AA	331,380
	Tuckahoe Creek Service District Project, Series 2012, 0.000%, 11/01/34
3,050	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	3,412,493
	13.281%, 10/01/15 (IF)
16,615	Total Water and Sewer			17,278,826
$ 487,329	Total Investments (cost $384,348,750) – 155.8%			367,572,112
	Floating Rate Obligations – (3.9)%			(9,250,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (54.3)% (6)			(128,000,000)
	Other Assets Less Liabilities – 2.4%			5,599,315
	Net Assets Applicable to Common Shares – 100%			$ 235,921,427

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$367,572,112	$—	$367,572,112

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of August 31, 2013, the cost of investments was $374,768,341.

Gross unrealized appreciation and gross unrealized depreciation of investments as of August 31, 2013, were as follows:

Gross unrealized:
Appreciation	$9,244,842
Depreciation	(25,691,071)
Net unrealized appreciation (depreciation) of investments	$(16,446,229)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2013